SCHEDULE OF DERIVATIVE LIABILITY ASSUMPTIONS INPUT (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Expected Volatility
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Expected Life (Years)	4 months 24 days	7 months 6 days	1 year 7 months 6 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Expected Life (Years)	10 months 24 days	9 months 18 days	2 years
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Expected Volatility	0.07	0.07	0.13
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Expected Volatility	1.63	0.39	0.17
Measurement Input, Option Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Expected Volatility	179	145	318
Measurement Input, Option Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Expected Volatility	226	485	485